Property, Plant and Equipment	9 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
4.	Property, Plant and Equipment
As of September 30, 2024 and December 31, 2023, property, plant and equipment, net of accumulated depreciation consisted of the following:

	September 30, 2024	December 31, 2023
Oil and natural gas properties
Proved	$36,054	$36,054
Unproved	3,057	3,057

Total oil and natural gas properties	39,111	39,111
Land and land improvements	585,555	157,737
Water wells, pipelines, facilities, ponds and related equipment	15,602	15,132
Buildings, vehicles, equipment, furniture and other	3,748	2,594
Construction in progress	156	—

	644,172	214,574
Less: accumulated depreciation and depletion	(16,085)	(11,556)

Total property, plant and equipment, net	$628,087	$203,018

Depreciation and depletion expense was $1.5 million and $2.0 million for the three months ended September 30, 2024 and 2023, respectively. Depreciation and depletion expense was $4.5 million and $4.6 million for the nine months ended September 30, 2024 and 2023, respectively.